Intangible Assets - Summary of Goodwill by Cash Generating Unit (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Apr. 03, 2019
Intangible Assets Other Than Goodwill [Abstract]
Goodwill	$ 356,521	$ 341,067
Marketplace (FF.com)
Intangible Assets Other Than Goodwill [Abstract]
Goodwill	153,086	130,993
Browns – Platform
Intangible Assets Other Than Goodwill [Abstract]
Goodwill	19,015	19,015
Curiosity China
Intangible Assets Other Than Goodwill [Abstract]
Goodwill	3,039	3,039	$ 3,039
Brand Platform New Guards
Intangible Assets Other Than Goodwill [Abstract]
Goodwill	$ 181,381	$ 188,020